CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement of Cash Flows [Abstract]
Cash and cash equivalents	¥ 4,418,127	$ 693,301	¥ 2,632,174
Restricted cash	4,073,414	639,208	3,484,227
Total cash, cash equivalents and restricted cash	¥ 8,491,541	$ 1,332,509	¥ 6,116,401	$ 959,797	¥ 6,010,745	¥ 5,293,721